Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease weighted average remaining lease term	2 years
Operating lease discount rate	7.00%
Rent expense	$ 225,274	$ 157,395
Financing lease weighted average remaining lease term	2 years 9 months 18 days
Financing lease discount rate	13.20%